UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Report to Stockholders.

Tortoise Select Opportunity Fund

Institutional Class (TOPIX)
Investor Class (TOPTX)
C Class (TOPCX)

2014 Semi-Annual Report
May 31, 2014

2	2014 Semi-Annual Report

June 23, 2014

Dear fellow shareholders,

The U.S. economic backdrop during the first half of 2014 has remained supportive of the North American energy revolution. After a rough start to the year, the major stock market indices rebounded nicely to end the first half of the year in positive territory. For the six months ending May 31, 2014 the S&P 500 Index® returned 7.6 percent, with energy and utilities among the best-performing sectors. The S&P Energy Select Sector Index®, representing the broad energy market, returned 11.4 percent during the period. Against this positive backdrop, the continued robust crude oil and natural gas production from North American shale basins has contributed across the energy value chain, and beyond to its beneficiaries.

Strategy update

The Tortoise Select Opportunity Fund’s primary focus is on companies across the broad and diverse energy sector that Tortoise believes are, or will be, in a differentiated position to benefit from changing dynamics, catalysts and opportunities relating to long-term trends and themes.

North American oil and natural gas production has continued to escalate in 2014, a theme that has benefited oil and gas producers operating in the most prolific and economic fields. Increased production as a result of multipad drilling, longer laterals and more frac stages is also driving another compelling theme – the surging demand for frac sand, a special type of sand used in the hydraulic fracturing process that is enabling production out of unconventional shale reservoirs. Demand for sand likely will continue to grow for several more years, underscoring opportunities in this arena. Another trend the fund is following is the continued build-out of additional pipelines and related infrastructure, particularly in the Marcellus, that are needed to transport growing volumes of oil and natural gas from areas of supply to demand points. The Marcellus is now producing 18 percent of total U.S. natural gas production.1

On the receiving end of this growing production are refineries and petrochemical plants, where crude oil and natural gas are processed into many products with a wide array of applications. In this arena, location matters, as access to lower feedstocks is benefiting U.S.-based refineries and petrochemical companies’ profit margins. Meanwhile, increasing global demand for natural gas and natural gas liquids (NGLs) is pushing for the U.S. to expand exports. Increased demand is being driven as a result of higher international pricing, specifically in Europe and Asia. This theme is supportive of additional infrastructure development, such as more large-scale liquefaction terminals, export docks and shipping vessels.

Concluding thoughts

North American energy growth has been shifting the global energy balance. With this shift come many trends, themes and short-term catalysts that provide pockets of opportunity. We anticipate that robust production will continue to drive value across the energy value chain and beyond for decades to come. We look forward to serving you as your professional investment adviser as this compelling story continues.

Sincerely,

The Managing Directors
Tortoise Capital Advisors, L.L.C.
The adviser to Tortoise Select Opportunity Fund

1 Energy Information Administration

Table of contents

Fund information	3

Performance discussion	5

Expense example	7

Financial statements	8

Notes to financial statements	14

Additional information	17

Contacts	19

(unaudited)
Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	3

Fund information at May 31, 2014

Basic fund facts

Investment objective: Total return

Structure: Regulated investment company

	Institutional	Investor	C Class
Ticker	TOPIX	TOPTX	TOPCX
Net expense ratio[1]	1.10%	1.35%	2.10%
Redemption fee	None	None	None
Maximum front-end
sales load	None[2]	5.75%[3]	None[2]
Maximum deferred
sales load	None	None[4]	1.00%[5]

[1]	Tortoise has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage cost, interest, taxes and extraordinary expenses) through May 31, 2015.

[2]	While the Institutional and C Classes have no front-end load, advisory and other expenses still apply.

[3]	Investors may qualify for sales charge discounts if they invest at least $50,000.

[4]	No front-end sales charge is payable on Investor Class investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of purchase.

[5]	The C Class CDSC applies to redemptions made within 12 months of purchase.

Key highlights

Before investing in the fund, investors should consider their investment goals, time horizons and risk tolerance. The fund may be an appropriate investment for investors who are seeking:

  Market opportunity. Shifting energy dynamics, imbalances and catalysts create opportunities

  Dedicated select opportunity focus. A differentiated way to enhance energy exposure

  Expertise of Tortoise Capital Advisors. A leading and pioneering energy investment firm

  Investor simplicity. One 1099, no K-1s, no unrelated business taxable income, IRA suitability
Top ten holdings (% of long-term investments)
1.	ONEOK, Inc.	10.1%
2.	Anadarko Petroleum Corp.	9.5%
3.	LyondellBasell Industries N.V.	9.1%
4.	Valero Energy Corp.	8.0%
5.	U.S. Silica Holdings, Inc.	6.0%
6.	Schlumberger, Ltd.	5.1%
7.	EQT Corp.	4.6%
8.	NiSource Inc.	4.6%
9.	Phillips 66	4.6%
10.	Pioneer Natural Resources Co.	4.6%

Portfolio and process

Using a flexible strategy, Tortoise seeks to use its differentiated position and expertise within the energy sector to identify different long-term themes and opportunities across the North American energy value chain. Based on the prevailing market and economic conditions, Tortoise may shift the fund’s proportional exposure to these opportunities over time.

Anticipated
Allocation type	broad range
Midstream	0 – 30%
Upstream	0 – 30%
Refining	0 – 30%
Oilfield services	0 – 30%
Petrochemicals	0 – 30%
Power	0 – 10%
Rail/other	0 – 10%
Cash	0 – 10%

Targeted portfolio characteristics

  15 – 30 holdings across energy value chain

  Sector ranges will vary over time based on targeted catalyst and trend exposure

  Value chain segment and company specific exposure will fluctuate based on areas of highest conviction

As of 5/31/2014, the portfolio mix of the fund’s underlying investments was as follows:

(unaudited)
Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

4	2014 Semi-Annual Report

Mutual fund investing involves risk. Principal loss is possible. The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the fund is more exposed to individual stock volatility than a diversified fund. Investing in specific sectors such as energy may involve greater risk and volatility than less concentrated investments. Risks include, but are not limited to, risks associated with North American energy companies, including upstream energy companies, midstream energy companies, downstream energy companies, energy company beneficiaries, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk, natural disasters and climate change risks. The adviser does not anticipate that the fund will significantly invest in MLPs in all circumstances and market conditions, and may not be invested in MLPs at all. However, the fund may invest up to 25% of its total assets in MLPs. The tax benefits received by an investor investing in the fund differs from that of a direct investment in an MLP by an investor. The value of the fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value. Investments in foreign companies involve risk not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The fund invests in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher rated securities. The fund may also invest in derivatives including options, futures and swap agreements, which can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the fund may not correlate with the underlying instrument or the fund’s other investments and can include additional risks such as liquidity risk, leverage risk and counterparty risk that are possibly greater than risks associated with investing directly in the underlying investments. The fund may engage in short sales and in doing so is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.

The S&P 500 Index® is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. The S&P Energy Select Sector Index® is a modified market capitalization-based index of S&P 500 companies in the energy sector that develop and produce crude oil and natural gas and provide drilling and other energy related services. Returns include reinvested dividends. You cannot invest directly in an index.

Nothing contained on this communication constitutes tax, legal, or investment advice. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation.

This report reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the fund.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	5

Performance discussion (unaudited)

The fund’s exposure to selected oil and gas production firms, representing approximately one-third of the fund’s investments, contributed strongly to performance during the period. The fund’s allocation to top-performing oil producers in the Permian basin – specifically the Midland and increasingly the Delaware basins – proved successful. These producers are maximizing drilling efficiencies by drilling multiple wells from one well pad and extending the lateral lengths of horizontal wells to capture additional hydrocarbons. Performance was additionally boosted from strategically located natural gas pipeline MLP investments that continued to benefit from infrastructure build-out, particularly in the Marcellus. The fund’s exposure to frac sand companies also contributed positively to results, while the fund’s U.S. refining and petrochemical companies were another source of positive performance during the period. Among the top performers in the portfolio during the period were Gulf Coast refiners with access to light, sweet crude, and petrochemical companies taking advantage of inexpensive ethane feedstocks, both with a focus on long-term exports of refined products as global activity continues shifting to the U.S. Relative performance was slightly restrained by the fund’s lack of exposure to certain oilfield services firms that enjoyed strong performance during the first half of the fiscal year.

This is our semi-annual report and reflects the period from Dec. 1, 2013 to May 31, 2014. The performance of Tortoise Select Opportunity Fund’s share classes for this period were as follows:

Total returns
			Since	Gross
Ticker	Class	6 months	inception[1]	expense ratio
TOPIX	Institutional	20.62%	21.35%	1.42%
TOPTX	Investor (excluding load)	20.48%	21.21%	1.67%
TOPTX	Investor (maximum load)	13.60%	14.24%	1.67%
TOPCX	C Class (excluding CDSC)	20.08%	20.68%	2.42%
TOPCX	C Class (including CDSC)	19.08%	19.68%	2.42%
S&P 500 Index®2		7.62%	16.00%	—
S&P Energy Select				—
Sector Index®3		11.44%	16.27%

[1]	Reflects period from fund inception on Sept. 30, 2013 through May 31, 2014.

[2]	The S&P 500 Index® is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

[3]	The S&P Energy Select Sector Index® is a modified market capitalization-based index of S&P 500 companies in the energy sector that develop and produce crude oil and natural gas and provide drilling and other energy related services. Returns include reinvested dividends. You cannot invest directly in an index.

Note: Performance data shown for the Investor Class (maximum load) reflects a sales charge of 5.75%. Performance data shown “excluding load” does not reflect the deduction of the maximum sales load. Performance data shown for the C Class (including CDSC) reflects a contingent deferred sales charge (“CDSC”) of 1% for the first 12 months of investment. Performance data shown “excluding CDSC” does not reflect the deduction of the CDSC. If reflected, the load and CDSC would reduce the performance quoted. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-TCA-Fund (855-822-3863).

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

6	2014 Semi-Annual Report

Value of $1,000,000 vs. S&P 500 Index® vs. S&P Energy Select Sector Index® (unaudited)

Since inception on Sept. 30, 2013 through May 31, 2014

This chart illustrates the performance of a hypothetical $1,000,000 investment made on Sept. 30, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a stockholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for the index.

The performance data quoted above represents past performance since inception on Sept. 30, 2013 through May 31, 2014. Past performance is no guarantee of future results. The investment return and value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be obtained through the most recent month-end by calling 855-TCA-Fund (855-822-3863). Future performance may be lower or higher than the performance stated above.

The S&P 500 Index® is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

The S&P Energy Select Sector Index® is a modified market capitalization-based index of S&P 500 companies in the energy sector that develop and produce crude oil and natural gas and provide drilling and other energy related services. Returns include reinvested dividends. You cannot invest directly in an index.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	7

Expense example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 – May 31, 2014).

Actual expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period[1]
	(12/01/13)	(05/31/14)	(12/01/13 to 05/31/14)
Institutional Class Actual[2]	$1,000.00	$1,206.20	$6.05

Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.45	$5.54

Investor Class Actual[2]	$1,000.00	$1,204.80	$7.42

Investor Class Hypothetical
(5% annual return before Expenses)	$1,000.00	$1,018.20	$6.79

C Class Actual[2]	$1,000.00	$1,200.80	$11.52

C Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.46	$10.55

[1]	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.35% and 2.10% for the Institutional Class, Investor Class, and C Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
[2]	Based on the actual returns for the six-month period ended May 31, 2014 of 20.62%, 20.48% and 20.08% for the Institutional Class, Investor Class, and C Class, respectively.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

8	2014 Semi-Annual Report

Schedule of Investments (unaudited)
May 31, 2014

	Shares	Fair Value
Common Stock — 89.8%[1]

Republic of the Marshall Islands Marine Transportation — 1.8%[1]
Dorian LPG Ltd.[2]	17,074	$346,773

The Netherlands Petrochemical — 8.2%[1]
LyondellBasell Industries N.V.	15,784	1,571,613

United States Crude/Refined Products Pipelines — 1.8%[1]
Plains GP Holdings, LP	12,666	349,582

United States Local Distribution Pipelines — 4.1%[1]
NiSource Inc.	21,158	790,674

United States Natural Gas Pipelines — 13.2%[1]
EQT Corp.	7,470	798,394
ONEOK, Inc.	26,912	1,735,554
		2,533,948

United States Oil & Gas Production — 31.8%[1]
Anadarko Petroleum Corp.	15,999	1,645,657
Cheniere Energy, Inc.[2]	5,495	374,264
Cimarex Energy Co.	4,658	601,488
Concho Resources Inc.[2]	2,648	349,006
Energen Corp.	4,107	350,656
EOG Resources, Inc.	7,413	784,295
Marathon Petroleum Corp.	7,795	696,795
Parsley Energy Inc.[2]	3,645	86,642
Pioneer Natural Resources Co.	3,741	786,209
Range Resources Corp.	4,622	429,615
		6,104,627

United States Oilfield Services — 11.8%[1]
Helmerich & Payne, Inc.	1,590	174,820
Patterson-UTI Energy, Inc.	5,289	175,013
Schlumberger Limited	8,403	874,248
U.S. Silica Holdings, Inc.	20,628	1,043,158
		2,267,239

United States Petrochemical — 4.0%[1]
Westlake Chemical Corp.	9,656	780,688

United States Power/Utility — 1.8%[1]
NRG Yield, Inc.	7,411	347,650

United States Refining — 11.3%[1]
Phillips 66	9,294	788,038
Valero Energy Corp.	24,680	1,383,314
		2,171,352
Total Common Stock
(Cost $16,586,718)		17,264,146

Short-Term Investment — 11.4%[1]

United States Investment Company — 11.4%[1]
Invesco Liquid Assets Portfolio, 0.06%[3]
(Cost $2,182,263)	2,182,263	2,182,263
Total Investments — 101.2%[1]
(Cost $18,768,981)		19,446,409
Other Assets and Liabilities, Net — (1.2%)[1]		(231,322)
Total Net Assets — 100.0%[1]		$19,215,087

[1] Calculated as a percentage of net assets.
[2] Non-income producing security.
[3] Rate indicated is the current yield as of May 31, 2014.

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	9

Statement of Assets & Liabilities (unaudited)
May 31, 2014

Assets:
Investments, at fair value (cost $18,768,981)	$19,446,409
Receivable for investment securities sold	330,731
Dividends & interest receivable	15,175
Receivable for capital shares sold	1,767,815
Receivable for Adviser expense reimbursement	21,772
Prepaid expenses	29,991
Total assets	21,611,893
Liabilities:
Payable for investment securities purchased	2,340,185
Payable for capital shares redeemed	5,496
Payable to Adviser	8,599
Payable for fund administration & accounting fees	14,617
Payable for compliance fees	2,004
Payable for custody fees	1,531
Payable for transfer agent fees & expenses	9,327
Payable to trustees	334
Accrued expenses	14,391
Accrued distribution fees	322
Total liabilities	2,396,806
Net Assets	$19,215,087

Net Assets Consist of:
Capital stock	$18,481,508
Undistributed net investment income	6,018
Undistributed net realized gain on investments	50,133
Net unrealized appreciation on investments	677,428
Net Assets	$19,215,087

	Institutional	Investor
	Class	Class	C Class
Net Assets	$18,361,829	$726,329	$126,929
Shares issued
and outstanding[1]	1,527,680	60,481	10,607
Net asset value,
redemption price
and minimum
offering price
per share	$12.02	$12.01	$11.97
Maximum offering
price per share
($12.01/0.9425)	N/A	$12.74	N/A

[1] Unlimited shares authorized

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2014

Investment Income:
Dividends from common stock	$27,121
Interest income	110
Total investment income	27,231
Expenses:
Fund administration & accounting fees
(See Note 5)	44,948
Federal & state registration fees	28,931
Transfer agent fees & expenses (See Note 5)	24,010
Advisory fees (See Note 5)	15,989
Audit & tax fees	15,532
Compliance fees (See Note 5)	6,006
Legal fees	5,731
Trustee fees (See Note 5)	4,829
Custody fees (See Note 5)	4,091
Shareholder communication fees	3,745
Other	1,650
Distribution fees (See Note 6):
Investor Class	226
C Class	295
Total expenses before reimbursement	155,983
Less: expense reimbursement by Adviser	(134,770)
Net expenses	21,213
Net Investment Income	6,018
Realized and Unrealized Gain
on Investments:
Net realized gain on investments	52,907
Net change in unrealized appreciation
on investments	702,582
Net Realized and Unrealized Gain
on Investments	755,489
Net Increase in Net Assets Resulting
from Operations	$761,507

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

10	2014 Semi-Annual Report

Statement of Changes in Net Assets

	Six Months Ended	Period from
	May 31, 2014	September 30, 2013[1] to
	(unaudited)	November 30, 2013
Operations
Net investment income	$6,018	$3,393
Net realized gain on investments	52,907	17,941
Net change in unrealized appreciation (depreciation) on investments	702,582	(25,154)
Net increase (decrease) in net assets resulting from operations	761,507	(3,820)

Capital Share Transactions
Institutional Class:
Proceeds from shares sold	16,308,251	2,372,995
Proceeds from reinvestment of distributions	21,131	—
Payments for shares redeemed	(1,024,129)	—
Increase in net assets from Institutional Class transactions	15,305,253	2,372,995
Investor Class:
Proceeds from shares sold	627,639	60,000
Proceeds from reinvestment of distributions	121	—
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	627,760	60,000
C Class:
Proceeds from shares sold	65,500	50,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets from C Class transactions	65,500	50,000
Net increase in net assets resulting from capital share transactions	15,998,513	2,482,995
Distributions to Shareholders
From net investment income
Institutional Class	(3,326)	—
Investor Class	(67)	—
C Class	—	—
From net realized gains
Institutional Class	(19,768)	—
Investor Class	(527)	—
C Class	(420)	—
Total distributions to shareholders	(24,108)	—
Total Increase in Net Assets	16,735,912	2,479,175

Net Assets
Beginning of period	2,479,175	—
End of period (including undistributed net investment income of
$6,018 and $3,393, respectively)	$19,215,087	$2,479,175

[1] Inception date of the Fund.

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	11

Financial Highlights

	Institutional Class
	Six Months Ended	Period from
	May 31, 2014	September 30, 2013[1] to
	(unaudited)	November 30, 2013
Per Common Share Data[2]
Net asset value, beginning of period	$10.06	$10.00
Investment operations:
Net investment income	— [3]	0.01
Net realized and unrealized gain on investments	2.05	0.05
Total from investment operations	2.05	0.06
Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.08)	—
Total distributions	(0.09)	—
Net asset value, end of period	$12.02	$10.06
Total Return[4]	20.62%	0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$18,362	$2,369
Ratio of expenses to average net assets:
Before expense reimbursement[5]	8.26%	25.20%
After expense reimbursement[5]	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[5]	(6.81)%	(23.09)%
After expense reimbursement[5]	0.35%	1.01%
Portfolio turnover rate[4]	58%	44%

[1] Inception date of the Fund.
[2] For a Fund share outstanding for the entire period.
[3] Amount per share is less than $0.01.
[4] Not annualized.
[5] Annualized.

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

12	2014 Semi-Annual Report

Financial Highlights (continued)

	Investor Class
	Six Months Ended	Period from
	May 31, 2014	September 30, 2013[1] to
	(unaudited)	November 30, 2013
Per Common Share Data[2]
Net asset value, beginning of period	$10.06	$10.00
Investment operations:
Net investment income	— [3]	0.01
Net realized and unrealized gain on investments	2.04	0.05
Total from investment operations	2.04	0.06
Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.08)	—
Total distributions	(0.09)	—
Net asset value, end of period	$12.01	$10.06
Total Return[4,5]	20.48%	0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$726	$60
Ratio of expenses to average net assets:
Before expense reimbursement[6]	8.51%	25.45%
After expense reimbursement[6]	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[6]	(7.06)%	(23.34)%
After expense reimbursement[6]	0.10%	0.76%
Portfolio turnover rate[5]	58%	44%

[1] Inception date of the Fund.
[2] For a Fund share outstanding for the entire period.
[3] Amount per share is less than $0.01.
[4] Total return does not reflect sales charges.
[5] Not annualized.
[6] Annualized.

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	13

Financial Highlights (continued)

	C Class
	Six Months Ended	Period from
	May 31, 2014	September 30, 2013[1] to
	(unaudited)	November 30, 2013
Per Common Share Data[2]
Net asset value, beginning of period	$10.05	$10.00
Investment operations:
Net investment income (loss)	(0.02)	— [3]
Net realized and unrealized gain on investments	2.02	0.05
Total from investment operations	2.00	0.05
Less distributions from:
Net investment income	—	—
Net realized gains	(0.08)	—
Total distributions	(0.08)	—
Net asset value, end of period	$11.97	$10.05
Total Return[4,5]	20.08%	0.50%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$127	$50
Ratio of expenses to average net assets:
Before expense reimbursement[6]	9.26%	26.20%
After expense reimbursement[6]	2.10%	2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[6]	(7.81)%	(24.09)%
After expense reimbursement[6]	(0.65)%	0.01%
Portfolio turnover rate[5]	58%	44%

[1] Inception date of the Fund.
[2] For a Fund share outstanding for the entire period.
[3] Amount per share is less than $0.01.
[4] Total return does not reflect sales charges.
[5] Not annualized.
[6] Annualized.

See accompanying Notes to Financial Statements.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

14	2014 Semi-Annual Report

Notes to Financial Statements (unaudited)
May 31, 2014

1. Organization

Tortoise Select Opportunity Fund (the “Fund”) is a non-diversified series of Managed Portfolio Series (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in the securities of North American Energy companies or other companies that benefit from the operations of such North American energy companies. The Fund seeks to achieve its objective by investing typically in 15 to 30 common stocks issued by companies of any capitalization that are publicly traded on an exchange or in the over-the-counter market. The Fund commenced operations on September 30, 2013.

The Fund offers three classes of shares: the Investor Class, the Institutional Class and the C Class. Investor Class shares may be subject to a front-end sales charge of up to 5.75%. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. C Class shares may be subject to a deferred sales charge of up to 1.00%.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal income taxes — The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations. During the period ended May 31, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security transactions, income and distributions — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend and distribution income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually in December. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of income, expenses and gains/losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of Investor Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Securities valuation

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Common stock (including MLPs) — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common stock	$17,264,146	$—	$—	$17,264,146
Short-term investment	2,182,263	—	—	2,182,263
Total investments
in securities	$19,446,409	$—	$—	$19,446,409

Refer to the Fund’s Schedule of Investments for additional industry information. Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period ended, May 31, 2014.

4. Concentration risk

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of North American energy companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.

5. Investment advisory fee and other transactions with affiliates

The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.10%, 1.35%, and 2.10% of average daily net assets of the Fund’s Institutional Class shares, Investor Class shares, and C Class shares, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to possible reimbursement by the Fund to the Adviser within three years after the fees have been waived and/or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
11/30/2016	$83,530
11/30/2017	134,770

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

16	2014 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended May 31, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

6. Distribution costs

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class and the C Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. For the period ended May 31, 2014, the Investor Class incurred expenses of $226 and the C Class incurred expenses of $295 pursuant to the Plan.

7. Capital share transactions

		For the
	Six Months Ended	Period Ended
TRANSACTIONS IN SHARES:	May 31, 2014	November 30, 2013
Institutional Class:
Shares sold	1,391,144	235,387
Shares issued to holders in reinvestment
of distributions	2,056	—
Shares redeemed	(100,907)	—
Increase in Institutional Class shares
outstanding	1,292,293	235,387
Investor Class:
Shares sold	54,484	5,985
Shares issued to holders in reinvestment
of distributions	12	—
Shares redeemed	—	—
Increase in Investor Class shares outstanding	54,496	5,985
C Class:
Shares sold	5,607	5,000
Shares issued to holders in reinvestment
of distributions	—	—
Shares redeemed	—	—
Increase in C Class shares outstanding	5,607	5,000
Net increase in shares outstanding	1,352,396	246,372

8. Investment transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended May 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$16,500,606	$2,440,466

9. Federal tax information

As of November 30, 2013, the components of accumulated gains (losses) on a tax basis were as follows:

Cost of investments	$2,504,081
Gross unrealized appreciation	58,136
Gross unrealized depreciation	(86,064)
Net unrealized depreciation	(27,928)
Undistributed ordinary income	24,108
Undistributed long-term capital gain	—
Total distributable earnings	24,108
Other accumulated gains (losses)	—
Total accumulated earnings (losses)	$(3,820)

As of November 30, 2013, the Fund had no capital loss carryforwards.

As of May 31, 2014, the cost basis for investments for federal income tax purposes was as follows:

Cost of investments	$18,768,981
Gross unrealized appreciation	710,189
Gross unrealized depreciation	(32,761)
Net unrealized appreciation	$677,428

During the period ended May 31, 2014, the Fund paid the following distributions to shareholders:

Ordinary Income*	Long Term Capital Gains	Total
$24,108	$ —	$24,108

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

During the period ended November 30, 2013, the Fund paid no distributions.

10. Control ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2014, Charles Schwab & Co., for the benefit of its customers, owned 78.8% of the outstanding shares of the Fund.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	17

Additional Information (unaudited)

Availability of fund portfolio information

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

Availability of proxy voting information

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

2014 Semi-Annual Report	19

Contacts

Board of Trustees	Independent Registered Public
Roel Campos, Esq.	Accounting Firm
David Massart	Ernst & Young LLP
Leonard Rush, CPA	220 South Sixth Street, Suite 1400
David Swanson	Minneapolis, MN 55402
Robert Kern
Transfer Agent, Fund Accountant
Investment Adviser	and Fund Administrator
Tortoise Capital Advisors, L.L.C.	U.S. Bancorp Fund Services, LLC
11550 Ash Street, Suite 300	615 East Michigan Street
Leawood, KS 66211	Milwaukee, WI 53202

Investment Committee	Distributor
Kevin Birzer, CFA	Quasar Distributors, LLC
Zach Hamel, CFA	615 East Michigan Street
Ken Malvey, CFA	Milwaukee, WI 53202
Terry Matlack, CFA
David Schulte, CFA	Custodian
U.S. Bank, N.A.
Adviser Marketing Support	1555 North Rivercenter Drive
Montage Investments, LLC	Milwaukee, WI 53212
4200 West 115th Street, Suite 240
Leawood, KS 66211	Fund Counsel
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, ME 04104

855-TCA-FUND (855-822-3863)

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

Tortoise Select Opportunity Fund	www.tortoiseadvisors.com

Investment Adviser to
Tortoise Select Opportunity Fund

11550 Ash Street, Suite 300
Leawood, KS 66211

www.tortoiseadvisors.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	July 31, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	July 31, 2014

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	July 31, 2014

* Print the name and title of each signing officer under his or her signature.